Overview: - Significant events (Details) $ in Thousands, $ in Thousands																			1 Months Ended	12 Months Ended
	Oct. 13, 2023 MXN ($)	Sep. 29, 2023 MXN ($)	Jul. 14, 2023 MXN ($)	Mar. 29, 2023 MXN ($)	Nov. 29, 2022 MXN ($)	Nov. 05, 2021 MXN ($)	Nov. 05, 2021 USD ($)	Oct. 15, 2021 MXN ($)	Oct. 13, 2021 MXN ($)	Sep. 29, 2021 MXN ($)	Apr. 26, 2021 MXN ($)	Feb. 18, 2021 MXN ($)	Feb. 18, 2021 USD ($)	Dec. 30, 2020	Jun. 29, 2020 MXN ($)	May 12, 2020 MXN ($)	May 12, 2020 USD ($)	Apr. 23, 2020 MXN ($)	Oct. 31, 2017	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Sep. 30, 2021
Disclosure of geographical areas [line items]
Net decrease in allowance for bad debts																								$ 28,519
Increase in allowance for bad debts																						$ 15,517
Loans received																				$ 4,947,112		6,415,986
Disposal of loans																				$ 1,475,000		$ 1,498,076		4,429,334
Points to add interest rate																				1.50%		1.50%						1.50%	1.50%
Dividends																		$ 2,463,000		$ 5,979,000		$ 4,509,000		$ 2,463,000
Ordinary dividends																				2,709,000		2,709,000
Extraordinary dividend declared and paid																				$ 3,000,000		$ 1,800,000
Percentage of increase in consolidated income excluding construction services																				8.39%	8.39%	8.40%	8.40%	44.70%	44.70%	74.40%	74.40%
Percentage of decrease in aeronautical income																				57.30%	57.30%	45.10%	45.10%	0.30%	0.30%
Percentage of increase in aeronautical revenues excluding construction services																				8.18%	8.18%	49.60%	49.60%	73.80%	73.80%
Percentage of decrease in non-aeronautical income																				58.60%	58.60%	46.60%	46.60%	2.00%	2.00%
Percentage of increase in non-aeronautical revenues																				55.20%	55.20%	42.80%	42.80%	4.00%	4.00%
Percentage of increase in non-aeronautical revenues																				8.74%	8.74%	37.20%	37.20%	75.20%	75.20%
Amount of aid subsidy received under CRRSA Act																						$ 196,376	$ 9,595
Mexico
Disclosure of geographical areas [line items]
Percentage of increase in passenger traffic																								76.28%	76.28%
Notes received pledged																								$ 4,463
Increase in allowance for bad debts																				$ 25,309		5,707		$ 9,331
Loans received																				$ 4,000,000		$ 4,650,000
Points to add interest rate																				7.00%		7.00%						7.00%	7.00%
Percentage of increase in aeronautical revenues excluding construction services																				13.10%	13.10%
Percentage of increase in non-aeronautical revenues																				9.67%	9.67%
Colombia (Airplan)
Disclosure of geographical areas [line items]
Percentage of increase in passenger traffic																								149.82%	149.82%
Net decrease in allowance for bad debts																								$ 1,575
Increase in allowance for bad debts																						$ 3,974
Loans received																				$ 947,112		1,765,986						$ 167,897,170	$ 167,897,539
Points to add interest rate																				4.00%								4.00%
Percentage of increase in aeronautical revenues excluding construction services																				(4.02%)	(4.02%)
Percentage of increase in non-aeronautical revenues																				1.07%	1.07%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Percentage of increase in passenger traffic																								99.83%	99.83%
Net decrease in allowance for bad debts																								$ 36,275
Increase in allowance for bad debts																				$ 14,447		7,997
Percentage of increase in aeronautical revenues excluding construction services																				(3.35%)	(3.35%)
Percentage of increase in non-aeronautical revenues																				8.21%	8.21%
Amount of aid subsidy received under CARES Act																								333,477	$ 16,292
Amount of grant offer under CARES Act.																$ 717,590	$ 33,417							33,477	16,292	$ 717,590	$ 33,417
Amount of grant offer under CRRSA Act.												$ 210,574	$ 10,577
Amount of aid subsidy received under CRRSA Act																								$ 20,122	$ 983
Amount of grant offer under ARP Act						$ 731,106	$ 35,716
Subsidy received under ARPA																				$ 252,366	$ 14,268	350,901	$ 17,515
Banco Popular De Puerto Rico
Disclosure of geographical areas [line items]
Term of loan														3 years
Points to add interest rate														0.50%
Banco Popular De Puerto Rico | Mexico
Disclosure of geographical areas [line items]
Loans received															$ 1,500,000
Term of loan															18 months
Santandar
Disclosure of geographical areas [line items]
Term of loan																			5 years
Disposal of loans										$ 2,000,000
Borrowings, interest rate basis																			28-day TIIE rate plus 125 basis points
Points to add interest rate										1.50%									1.25%
Santandar | Mexico
Disclosure of geographical areas [line items]
Disposal of loans										$ 2,000,000
Borrowings, interest rate basis										28-day TIIE rate plus 1.5 points
Points to add interest rate										1.50%
Santandar New
Disclosure of geographical areas [line items]
Disposal of loans		$ 662,500		$ 662,500	$ 650,000
Borrowings, interest rate basis										28-day TIIE rate plus 150 basis points
Santandar New | Mexico
Disclosure of geographical areas [line items]
Loans received										$ 2,650,000										2,000,000		2,650,000
BBVA Bancomer, S. A.
Disclosure of geographical areas [line items]
Term of loan																			7 years
Disposal of loans									$ 1,960,000		$ 20,000
Borrowings, interest rate basis																			TIIE rate of 28 days plus 125 basis points.
Points to add interest rate																			1.25%
BBVA Bancomer, S. A. | Mexico
Disclosure of geographical areas [line items]
Loans received																				$ 2,000,000		$ 2,000,000
Disposal of loans									$ 1,960,000
BBVA Bancomer, S.A. New
Disclosure of geographical areas [line items]
Term of loan								7 years
Disposal of loans	$ 50,000		$ 50,000
Borrowings, interest rate basis								TIIE rate to 28 days plus an applicable margin
Points to add interest rate																														1.50%
BBVA Bancomer, S.A. New | Mexico
Disclosure of geographical areas [line items]
Loans received								$ 2,000,000
Term of loan								7 years
Borrowings, interest rate basis								28-day TIIE rate plus an applicable margin